Notes Receivable (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Notes Receivable (Textual)
Notes receivable	$ 169,327	$ 170,566	$ 165,716
Maturity period of due note	At various times during 2021-2023	At various times during 2021-2023
Notes receivable, interest rate, minimum	2.31%	2.31%
Notes receivable, interest rate, maximum	3.57%	3.57%